Stock Index Fund Expense Example - Stock Index Fund - Stock Index Fund	Dec. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 49
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	268
Expense Example, with Redemption, 10 Years	$ 602